As filed with the Securities and Exchange Commission on November 29, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811- 21316
                                                     ----------

                              THE KENSINGTON FUNDS
                              --------------------
               (Exact name of registrant as specified in charter)


                            4 Orinda Way, Suite 200 C
                            Orinda, California 94563
                            ------------------------
               (Address of principal executive offices) (Zip code)


                          US Bancorp Fund Services, LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741
                           --------------------------
                     (Name and address of agent for service)


                                 1-800-253-2949
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: DECEMBER 31, 2004
                         -----------------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
KENSINGTON REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)

                                                           SHARES      MARKET VALUE($)
COMMON STOCK 98.2%
REAL ESTATE (3.1%)
Medical Properties Trust 144A (2)                          87,900           879,000
                                                                        -----------

REAL ESTATE INVESTMENT TRUSTS (95.1%)
APARTMENTS (14.9%)
Archstone-Smith Trust                                      23,000           727,720
Avalonbay Communities, Incorporated                        13,750           828,025
Camden Property Trust                                       5,830           269,346
Equity Residential Properties Trust                        31,620           980,220
Home Properties of New York, Incorporated                   6,800           269,008
Post Properties, Incorporated                              28,200           843,180
United Dominion Realty Trust, Incorporated                 17,600           349,008
                                                                        -----------
                                                                          4,266,507
                                                                        -----------

DIVERSIFIED (12.4%)
Catellus Development Corporation                           20,300           538,153
Duke Realty Corporation                                    16,100           534,520
iStar Financial, Incorporated                              20,600           849,338
Liberty Property Trust                                     13,560           540,230
Vornado Realty Trust                                       17,350         1,087,498
                                                                        -----------
                                                                          3,549,739
                                                                        -----------

HEALTH CARE (6.1%)
LTC Properties, Incorporated                               53,700           960,693
Ventas, Incorporated                                       30,300           785,376
                                                                        -----------
                                                                          1,746,069
                                                                        -----------

HOTEL/RESTAURANT (7.5%)
Ashford Hospitality Trust                                  42,800           402,320
MeriStar Hospitality Corporation(1)                       100,900           549,905
Starwood Hotels & Resorts Worldwide, Incorporated          25,600         1,188,352
                                                                        -----------
                                                                          2,140,577
                                                                        -----------

INDUSTRIAL (8.0%)
AMB Property Corporation                                    9,575           354,466
EastGroup Properties, Incorporated                         16,270           540,164
First Industrial Realty Trust, Incorporated                 8,400           309,960
ProLogis Trust                                             30,660         1,080,458
                                                                        -----------
                                                                          2,285,048
                                                                        -----------

MORTGAGE (0.6%)
Capital Lease Funding, Incorporated                        15,600           172,224
                                                                        -----------

OFFICE PROPERTY (22.7%)
Alexandria Real Estate Equities, Incorporated               4,300           282,596
American Financial Realty Trust                            77,800         1,097,758
Boston Properties, Incorporated                            24,975         1,383,365
CarrAmerica Realty Corporation                             16,850           550,995
CRT Properties, Incorporated                               36,870           790,862
Equity Office Properties Trust                             26,600           724,850
Kilroy Realty Corporation                                   7,300           277,619
Mack-Cali Realty Corporation                               12,275           543,783
Prentiss Properties Trust                                  22,750           819,000
                                                                        -----------
                                                                          6,470,828
                                                                        -----------

RETAIL (17.9%)
Acadia Realty Trust                                        51,500           759,625
Developers Diversified Realty Corporation                  14,600           571,590
Federal Realty Investment Trust                             6,650           292,600
General Growth Properties, Incorporated                    28,850           894,350
Kimco Realty Corporation                                   13,800           707,940
Regency Centers Corporation                                14,985           696,653
Simon Property Group, Incorporated                         22,300         1,195,949
                                                                        -----------
                                                                          5,118,707
                                                                        -----------

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited) (continued)

                                                          SHARES
                                                            OR
                                                         PRINCIPAL
                                                           AMOUNT      MARKET VALUE($)
SHOPPING CENTERS (2.4%)
Ramco-Gershenson Properties Trust                          24,800           671,584
                                                                        -----------

STORAGE (2.6%)
Public Storage, Incorporated                               14,695           728,137
                                                                        -----------
Toal Real Estate Investment Trust                                        27,149,420
                                                                        -----------
Total Common Stock                                                       28,028,420
                                                                        -----------

REPURCHASE AGREEMENT-1.5%
Custodial Trust Company, 1.75%, dated 9/30/04,
due 01/01/2100, repurchase price
$418,270, (collateralized by U.S. Treasury Bonds)     $   418,250           418,250
                                                                        -----------

Total investments (Cost $26,529,562)(3) - 99.7%                          28,446,670
Other assets in excess of liabilities - 0.3%                                 98,322
                                                                        -----------
NET ASSETS - 100.0%                                                     $28,544,992
                                                                        ===========

(1) Represents non-income producing securities.
(2) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser, using Board approved procedures, has deemed all or a portion of these securities to be illiquid.
(3) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation/depreciation of securities as follows:
    Unrealized appreciation ................    $2,049,910
    Unrealized depreciation ................      (132,802)
                                                ----------
    Net unrealized appreciation ............    $1,917,108
                                                ==========

--------------------------------------------------------------------------------
KENSINGTON SELECT INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)

                                                                           SHARES       MARKET VALUE($)
COMMON STOCK (20.0%)
FINANCIAL SERVICES (1.7%)
Spirit Finance Corporation 144A (1)                                       1,434,400          14,344,000
                                                                                        ---------------
REAL ESTATE INVESTMENT TRUSTS (18.3%)
HOTELS (1.8%)
Ashford Hospitality Trust                                                 1,313,200          12,344,080
Hersha Hospitality Trust                                                    194,100           1,824,540
                                                                                        ---------------
                                                                                             14,168,620
                                                                                        ---------------
MORTGAGE (7.3%)
Accredited Mortgage Loan REIT Trust                                         540,000          13,743,000
Anthracite Capital, Incorporated                                          1,269,600          14,117,952
Anworth Mortgage Asset Corporation                                          283,000           3,220,540
Luminent Mortgage Capital, Incorporated                                   1,020,500          12,939,940
MFA Mortgage Investments, Incorporated                                      355,900           3,277,839
Newcastle Investment Corporation                                            391,100          12,006,770
                                                                                        ---------------
                                                                                             59,306,041
                                                                                        ---------------
OFFICE PROPERTY (4.5%)
American Financial Realty Trust                                           1,396,400          19,703,204
CRT Properties, Incorporated                                                408,200           8,755,890
HRPT Properties Trust                                                       742,600           8,161,174
                                                                                        ---------------
                                                                                             36,620,268
                                                                                        ---------------
RETAIL (0.8%)
Kramont Realty Trust                                                        343,800           6,394,680
                                                                                        ---------------

WHOLE LOANS (3.9%)
RAIT Investment Trust                                                     1,161,900          31,777,965
                                                                                        ---------------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                         148,267,574
                                                                                        ---------------
TOTAL COMMON STOCK                                                                          162,611,574
                                                                                        ---------------

PREFERRED STOCK (106.0%)
REAL ESTATE INVESTMENT TRUSTS
Affordable Residential, Series A, 8.25%                                     779,400          19,882,494
Alexandria Real Estate Equities, Incorporated, Series B, 9.10%              143,300           3,871,966
Alexandria Real Estate Equities, Incorporated, Series C, 8.375%             194,500           5,105,625
American Home Mortgage Investment Corporation, Series A , 9.75%             296,500           7,943,235
Annaly Mortgage Management, Series A, 7.875%                                956,000          23,986,040
Anthracite Capital, Incorporated, Series C, 9.375%                          854,800          22,780,420
Apartment Investment & Management Company, Series G, 9.375%                 376,200          10,029,492
Apartment Investment & Management Company, Series U, 7.75%                1,026,700          24,856,407
Apartment Investment & Management Company, Series T, 8.00%                  898,500          22,399,605
Apartment Investment & Management Company, Class R, 10.00%                  155,100           4,136,517
Ashford Hospitality Trust                                                   350,000           8,893,500
Associated Estates Realty, Series A, 9.75%                                  192,600           4,930,560
Bedford Property Investors, Incorporated, Series A, 8.75% 144A (1)          400,000          20,500,000
Bedford Property Investors, Incorporated, Series B, 7.625%                  325,000           8,287,500
Boykin Lodging Company, Class A, 10.50%                                     465,100          13,027,451
Brandywine Realty Trust, Class C, 7.50%(2)                                  420,700          10,605,847
Brandywine Realty Trust, Series D, 7.375%                                   386,500           9,739,800
Capital Automotive REIT, Series A, 7.50%                                    355,444           9,028,278
Capital Automotive REIT, 6.75%                                              784,800          19,078,488
CBL & Associates Properties, Incorporated, Series B, 8.75%                  137,000           7,363,750
CBL & Associates Properties, Incorporated, Series C, 7.75%                  419,000          10,981,990
Colonial Properties Trust, Series D, 8.125%                                 435,100          11,490,991
Corporate Office Properties Trust, Series F, 9.875%                         136,200           3,710,088
Corporate Office Properties Trust, Series G, 8.00%                          434,400          11,077,200
Cousins Properties, Incorporated, Series A, 7.75%                           536,600          13,838,914
Crescent Real Estate Equities Company, Series A, 6.75%                      349,700           7,417,137
Crescent Real Estate Equities Company, Series B, 9.50%                      721,100          19,613,920
CRT Properties, Incorporated, Series A, 8.50%                             1,001,300          26,384,255
EastGroup Properties, Incorporated, Series D, 7.95%                         393,000          10,598,738
Entertainment Properties Trust, Series A, 9.50%                             697,500          18,902,250
Equity Inns, Incorporated, Series B, 8.75%                                  106,200           2,803,680
FelCor Lodging Trust, Incorporated, Series A, 1.95%(2)                      305,500           7,393,100
FelCor Lodging Trust, Incorporated, Series B, 9.00%                         438,300          11,220,480
Forest City Enterprises, Incorporated, Series, 7.375%                       630,800          15,858,312
Glimcher Realty Trust, Series F, 8.75%                                      694,200          18,461,416
Glimcher Realty Trust, Series G, 8.125%                                     383,600           9,762,620
Highwoods Properties, Incorporated, Series A, 8.625%                          6,204           6,754,605
Highwoods Properties, Incorporated, Series B, 8.00%                         300,700           7,568,619
Highwoods Properties, Incorporated, Series D, 8.00%                         193,600           4,830,320
Home Properties of New York, Incorporated, Series F, 9.00%                  307,200           8,540,160
Hospitality Properties Trust, Series B, 8.875%                              305,500           8,340,150
Host Marriott Corporation, Series E, 8.875%                                 596,200          16,431,272
HRPT Properties Trust, Series B, 8.75%                                      212,182           5,786,203

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited) (continued)

                                                                           SHARES       MARKET VALUE($)
Impac Mortgage Holdings, Incorporated, Series B, 9.375%                     515,000          13,977,100
Innkeepers USA Trust, Series C, 8.00%                                       257,300           6,509,690
iStar Financial, Incorporated, Series D, 8.00%                              175,950           4,455,054
iStar Financial, Incorporated, Series E, 7.875%                             653,000          16,449,070
iStar Financial, Incorporated, Series G, 7.650%                             400,000          10,000,000
iStar Financial, Incorporated, Series I, 7.50%                              297,800           7,385,440
Kilroy Realty Corporation, Series E, 7.80%                                  134,000           3,534,250
Kramont Realty Trust, Series E, 8.25%                                       617,600          16,409,632
La Quinta Properties, Incorporated, Series A, 9.00%                         182,700           4,631,445
LaSalle Hotel Properties, Series A, 10.25%                                  281,600           7,856,640
Lexington Corporate Properties Trust, Series B, 8.05%                       454,100          11,738,485
LTC Properties, Incorporated, Series F, 8.00%                             1,433,600          36,442,112
Maguire Properties, Incorporated, Series A, 7.625%                          930,200          23,161,980
MFA Mortgage Investment, Incorporated, Series A, 8.50%                      435,000          11,144,700
Mid-America Apartment Communities, Incorporated, Series H, 8.30%            571,700          14,732,709
Mills Corporation, Series B, 9.00%                                          256,600           6,974,388
Mills Corporation, Series E, 8.75%                                          597,100          16,121,700
Nationwide Health Properties, Series A, 7.677%                               50,000           5,057,815
Newcastle Investment Corporation, Series B, 9.75%                           593,225          15,951,820
Novastar Financial, Series C, 8.90%(2)                                      292,400           7,447,428
Omega Healthcare Investors, Incorporated, Series D, 8.375%                  969,100          25,245,055
Parkway Properties, Incorporated, Series D, 8.00%                           505,100          13,167,957
Pennsylvania Real Estate Investment Trust, Series A, 11.00%                 168,900          10,049,550
Prime Group Realty Trust, Series B, 9.00%                                   106,900           2,706,708
RAIT Investment Trust, Series A, 7.75%                                      376,500           9,280,725
Saul Centers, Incorporated, Series A, 8.00%                                 260,000           6,929,000
Sizeler Property Investors, Incorporated, Series B, 9.75% 144A (1)          261,900           7,155,108
SL Green Realty Corporation, Series D, 7.875%                               262,500           6,693,750
Urstadt Biddle Properties, Incorporated, Series C, 8.50% 144A (1)            95,500          10,361,750
WestCoast Hospitality Corporation, Series A, 9.50%                          142,300           3,685,570
Winston Hotels, Incorporated, Series B, 8.00%                               448,000          11,155,200
                                                                                        ---------------
TOTAL PREFERRED STOCK                                                                       860,625,226
                                                                                        ---------------
                                                                         SHARES
                                                                           OR
                                                                        PRINCIPAL
                                                                          AMOUNT         MARKET VALUE($)
REPURCHASE AGREEMENT (0.3%)
Custodial Trust Company, 1.88%, dated 9/30/04,
due 10/01/04, repurchase price
$2,275,018, (collateralized by U.S. Treasury Bonds)(3)                $   2,274,900           2,274,900
                                                                                        ---------------

TOTAL INVESTMENTS (COST $990,322,276)(4) - 126.3%                                         1,025,511,700
                                                                                        ---------------
Liabilities in excess of other assets - (26.3%)                                            (213,375,715)
                                                                                        ---------------
NET ASSETS - 100.0%                                                                     $   811,735,985
                                                                                        ===============

(1) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser, using Board approved procedures, has deemed all or a portion of these securities to be illiquid.
(2) A portion of the security was on loan at September 30, 2004.
(3) Security purchased with the cash proceeds from securities loaned.
(4) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation/depreciation of securities as follows:
    Unrealized appreciation ..............      $54,064,702
    Unrealized depreciation ..............       (3,829,934)
                                                -----------
    Net unrealized appreciation ..........      $50,234,768
                                                ===========

                                                                            SHARES       MARKET VALUE($)
SECURITIES SOLD SHORT (2.3%)
COMMON STOCK (0.2%)
FINANCIAL SERVICES
W.P. Carey & Company LLC                                                     50,100           1,495,986
                                                                                        ---------------

REAL ESTATE INVESTMENT TRUST (2.1%)
DIVERSIFIED (0.6%)
Capital Automotive REIT                                                     146,100           4,568,547
                                                                                        ---------------

RETAIL (1.5%)
Realty Income Corporation                                                   276,300          12,441,789
                                                                                        ---------------
                                                                                             17,010,336
                                                                                        ---------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $16,771,951)                                      $ 18,506,322.00
                                                                                        ===============

--------------------------------------------------------------------------------
KENSINGTON STRATEGIC REALTY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited)

                                                                        SHARES        MARKET VALUE($)
COMMON STOCK (121.2%)
FINANCIAL SERVICES (2.3%)
Fieldstone Investment Corporation 144A (3)                              197,100            3,350,700
JER Investors Trust, Incorporated 144A (2)(3)                           242,000            3,630,000
KKR Financial 144A (2)(3)                                               450,000            4,612,500
                                                                                      --------------
                                                                                          11,593,200
                                                                                      --------------
HOTEL/RESTAURANT (3.2%)
DiamondRock Hospitality Company 144A (2)(3)                             465,000            4,650,000
Lodgian, Incorporated                                                 1,174,400           11,626,560
                                                                                      --------------
                                                                                          16,276,560
                                                                                      --------------
REAL ESTATE (3.7%)
Medical Properties Trust 144A (3)                                     1,096,100           10,961,000
Wellsford Real Properties, Incorporated(2)                              540,450            8,187,818
                                                                                      --------------
                                                                                          19,148,818
                                                                                      --------------
REAL ESTATE INVESTMENT TRUSTS (112.0%)
APARTMENTS (10.4%)
Archstone-Smith Trust                                                   215,000            6,802,600
Avalonbay Communities, Incorporated                                     241,000           14,513,020
BNP Residential Properties, Incorporated                                358,000            4,897,440
Equity Residential Properties Trust                                     396,200           12,282,200
Home Properties, Incorporated                                           177,600            7,025,856
Post Properties, Incorporated                                           251,100            7,507,890
                                                                                      --------------
                                                                                          53,029,006
                                                                                      --------------
DIVERSIFIED (16.9%)
American Financial Realty Trust                                         901,300           12,717,343
Cousins Properties, Incorporated                                        336,600           11,548,746
Duke Realty Corporation                                                 312,100           10,361,720
First Union Real Estate(2)                                            3,194,750            9,935,672
iStar Financial, Incorporated                                            52,400            2,160,452
Liberty Property Trust                                                  182,600            7,274,784
One Liberty Properties, Incorporated                                    261,500            4,720,075
Reckson Associates Realty Corporation                                   441,100           12,681,625
Vornado Realty Trust(1)                                                 233,900           14,660,852
                                                                                      --------------
                                                                                          86,061,269
                                                                                      --------------
HEALTH CARE (3.3%)
Capital Senior Living Corporation(2)                                     28,600              137,280
LTC Properties, Incorporated                                            287,500            5,143,375
Omega Healthcare Investors, Incorporated                                436,400            4,695,664
Provident Senior Living Trust 144A (2)(3)                               465,000            6,975,000
                                                                                      --------------
                                                                                          16,951,319
                                                                                      --------------
HOTEL/RESTAURANT (10.6%)
Ashford Hospitality Trust                                             1,591,900           14,963,860
Hersha Hospitality Trust                                                555,500            5,221,700
Highland Hospitality Corporation                                        560,000            6,384,000
Host Marriot Corporation(1)                                             913,700           12,819,211
Marriott International, Incorporated - Class A                           40,000            2,078,400
Meristar Hospitality Corporation(2)                                     958,900            5,226,005
Starwood Hotels & Resorts Worldwide, Incorporated                       150,400            6,981,568
                                                                                      --------------
                                                                                          53,674,744
                                                                                      --------------
INDUSTRIAL (4.1%)
First Potomac Realty Trust(1)                                           377,300            7,795,018
ProLogis Trust(1)                                                       374,900           13,211,476
                                                                                      --------------
                                                                                          21,006,494
                                                                                      --------------
MORTGAGE (13.1%)
Anthracite Capital, Incorporated                                        896,400            9,967,968
Arbor Realty Trust                                                      461,840           10,252,848
Bimini Mortgage Management, Incorporated                                225,000            3,546,000
Bimini Mortgage Management, Incorporated 144A (3)                       580,000            8,226,720
Capital Lease Funding, Incorporated                                     226,300            2,498,352
Gramercy Capital Corporation(2)                                         203,600            3,176,160
Luminent Mortgage Capital, Incorporated 144A (3)                      1,304,200           16,537,256
Newcastle Investment Corporation                                        243,000            7,460,100
Origen Financial, Incorporated 144A (3)                                 700,000            5,152,000
                                                                                      --------------
                                                                                          66,817,404
                                                                                      --------------
OFFICE PROPERTY (21.9%)
Arden Realty, Incorporated(1)                                           304,300            9,914,094
BioMed Realty Trust, Incorporated                                       738,900           12,997,251
Boston Properties, Incorporated                                         210,960           11,685,074
Brandywine Realty Trust                                                 373,100           10,625,888
CarrAmerica Realty Corporation                                          212,800            6,958,560
CRT Properties, Incorporated                                            615,550           13,203,548
Equity Office Properties Trust                                          617,700           16,832,325
Mack-Cali Realty Corporation                                            118,200            5,236,260
Maguire Properties, Incorporated                                        193,500            4,703,985
Prentiss Properties Trust                                               162,715            5,857,740
Prime Group Realty Trust(2)                                           2,315,300           13,197,210
                                                                                      --------------
                                                                                         111,211,935
                                                                                      --------------
REAL ESTATE (3.1%)
The St. Joe Company(1)                                                  330,900           15,807,093
                                                                                      --------------

RETAIL (24.9%)
Acadia Realty Trust                                                     513,500            7,574,125
Agree Realty Corporation                                                128,500            3,649,400
Atlantic Realty Trust, Incorporated                                     184,322            3,177,711
Developers Diversified Realty Corporation                               194,000            7,595,100
Federal Realty Investment Trust                                         198,000            8,712,000
General Growth Properties, Incorporated                                 686,900           21,293,900
Kimco Realty Corporation                                                 69,000            3,539,700
Kite Realty Group Trust                                                 525,300            6,907,695
Kramont Realty Trust                                                    358,300            6,664,380
Macerich Company                                                        248,500           13,242,565
Ramco-Gershenson Properties Trust                                       501,500           13,580,620
Simon Property Group, Incorporated                                      573,900           30,778,257
                                                                                      --------------
                                                                                         126,715,453
                                                                                      --------------
WHOLE LOANS (3.7%)
RAIT Investment Trust                                                   686,175           18,766,886
                                                                                      --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                      570,041,603
                                                                                      --------------
TOTAL COMMON STOCK                                                                       617,060,181
                                                                                      --------------

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited) (continued)

                                                                        SHARES        MARKET VALUE($)
PREFERRED STOCK (16.7%)
REAL ESTATE INVESTMENT TRUSTS
Anthracite Capital, Incorporated, Series C, 9.375%                       73,500            1,958,775
Entertainment Properties Trust, Series A, 9.50%                         453,500           12,289,850
FelCor Lodging Trust, Incorporated, Series B, 9.00%                     240,700            6,161,920
iStar Financial, Incorporated, Series E, 7.875%                         519,100           13,076,129
Maguire Properties, Incorporated, Series A, 7.625%                      438,700           10,923,630
Mid-America Apartment Communities, Incorporated, Series H, 8.30%        367,500            9,470,475
Mills Corporation, Series B, 9.00%                                      125,200            3,402,936
Newcastle Investment Corporation, Series B, 9.75%                       228,000            6,130,920
Novastar Financial, Incorporated, Series C, 8.90%                       305,000            7,768,350
Pennsylvania Real Estate Investment Trust, Series A, 11.00%             147,000            8,746,500
WestCoast Hospitality Corporation, Series A, 9.50%                      208,500            5,400,150
                                                                                      --------------
TOTAL PREFERRED STOCK                                                                     85,329,635
                                                                                      --------------

                                                                       SHARES
                                                                         OR
                                                                      PRINCIPAL
                                                                        AMOUNT         MARKET VALUE($)
REPURCHASE AGREEMENT (3.2%)
Custodial Trust Company, 1.88%, dated 9/30/04,
due 10/01/04, repurchase price
$16,137,640, (collateralized by U.S. Treasury Bonds)(4)             $16,136,800           16,136,800
                                                                                      --------------

INVESTMENT COMPANY (1.6%)
MUTUAL FUNDS
iShares Dow Jones U.S. Real Estate Index Fund (Cost $7,999,836)     $ 7,999,836            7,999,836
                                                                                      --------------
TOTAL INVESTMENTS (COST $713,315,566)(5) - 142.7%                                        726,526,452
Liabilities in excess of other assets - (42.7%)                                         (217,374,419)
                                                                                      --------------
NET ASSETS - 100.0%                                                                    $ 509,152,033
                                                                                      ==============

(1) All or a portion of the security was on loan at September 30, 2004.
(2) Represents non-income producing securities.
(3) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser, using Board approved procedures, has deemed all or a portion of these securities to be illiquid.
(4) Security purchased with the cash proceeds from securities loaned.
(5) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation/depreciation of securities as follows:
    Unrealized appreciation ..........        $59,730,484
    Unrealized depreciation ..........         (7,925,965)
                                              -----------
    Net unrealized appreciation ......        $51,804,519
                                              ===========

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004 (Unaudited) (continued)

                                                                       SHARES         MARKET VALUE($)
SECURITIES SOLD SHORT (10.7%)
APARTMENTS (4.0%)
Apartment Investment & Management Company                               106,000            3,686,680
Essex Property Trust, Incorporated                                      143,500           10,310,475
Gables Residential Trust                                                149,400            5,102,010
Mid-America Apartment Communities, Incorporated                          34,400            1,339,880
                                                                                         -----------
                                                                                          20,439,045
                                                                                         -----------
INDUSTRIAL (0.3%)
CenterPoint Properties Corporation                                       37,000            1,612,460
                                                                                         -----------

OFFICE PROPERTY (1.7%)
Corporate Office Properties Trust                                       223,100            5,715,822
SL Green Realty Corporation                                              60,000            3,108,600
                                                                                         -----------
                                                                                           8,824,422
                                                                                         -----------
RETAIL (1.0%)
Inland Real Estate Corporation                                           42,800              627,020
Taubman Centers, Incorporated                                           172,300            4,450,509
                                                                                         -----------
                                                                                           5,077,529
                                                                                         -----------
STORAGE (3.7%)
Public Storage, Incorporated                                            373,800           18,521,790
                                                                                         -----------

TOTAL SECURITIES SOLD SHORT (PROCEEDS $52,705,769)                                       $54,475,246
                                                                                         ===========
WRITTEN OPTIONS
 CALL OPTIONS                                                           CONTRACT       MARKET VALUE($)
 ------------                                                           --------       ---------------
Equity Office Properties Trust
 $30, Exp. 01/2005                                                          500                 20,000
                                                                        -------        ---------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) The Kensington Funds
                     -----------------------------------------------------------

         By (Signature and Title)* /s/ John P. Kramer
                                  ----------------------------------------------
                                  John P. Kramer, President

         Date  November 23, 2004
             -------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ John P. Kramer
                                  ----------------------------------------------
                                  John P. Kramer, President

         Date  November 23, 2004
             -------------------------------------------------------------------

         By (Signature and Title)* /s/ Cynthia M. Yee
                                  ----------------------------------------------
                                  Cynthia M. Yee, Treasurer

         Date  November 23, 2004
             -------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.